Accounts receivable, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Beginning balance
Acquisition	360,701
Ending balance	$ 360,701